Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2015
Transactions with Related Parties [Abstract]
Related Party Transactions
	2013	2014	2015
Included in Commissions
Charter hire commissions	$750,533	$708,153	$-

Included in Vessel operating expenses
Superintendent fees	$399,626	$481,200	$580,119

Included in Dry-docking expenses
Superintendent fees	$109,248	$123,840	$71,057

Management fees - related party
Management fees	$4,104,271	$4,628,813	$4,139,724
Financial accounting and reporting services	720,361	$757,442	$700,012
Loretto agreement	1,049,784	$880,015	$755
Total Management fees	$5,874,416	$6,266,270	$4,840,491

Included in General and administrative expenses
Administrative fees	$38,598	$37,746	$32,843
Executive services fees	$7,582,634	$5,689,152	$3,203,195

Included in (Gain) / loss from sale of assets
Vessel sale & purchase commissions	$-	$745,000	$-
Superintendent fees	$-	$-	$17,079

Included in Loss from contract cancellation (Hull 656)
Technical management and superintendent fees	$444,421	$-	$-